Fair Value Measurements - Quantitative information regarding the significant unobservable inputs used by the Company related to the derivative liability (Details)	Dec. 31, 2021	Dec. 03, 2021
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.9	5.0
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1.25	1.13
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	31.5	28.0